COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases
Amount
RMB

2015	95,732
2016	68,518
2017	33,839
2018	19,919
2019	13,411
Thereafter	71,935
Total	303,354